SCHEDULE OF DISCONTINUED OPERATIONS (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Revenues	$ 74,939	$ 931,839	$ 1,690,949	$ 1,048,014
Cost of sales	48,840	576,217	1,044,048	419,573
Gross profit	26,099	355,622	646,901	628,441
Selling, general, administrative expenses	31,161	200,945	250,899	1,336,176
Marketing and e-commerce expenses	62,528	778,723	988,399	515,673
Royalty expenses	(55,194)	931,959	1,269,556	1,273,105
Total operating expenses	38,495	1,911,627	2,508,854	3,125,451
Operating income (loss)	(12,396)	(1,556,005)	(1,861,953)	(2,497,513)
Interest expense	7,059	456	456	13,181
Gain on settlement of debt	(60,323)	(3,500)	(3,500)
Other (income) expense	(14,671)	21,143	27,930	2,161
Total other (income) expense	(1,950,404)	18,099	24,886	15,342
Net income (loss)	1,938,008	(1,574,104)	(1,886,839)	(2,512,855)
Less: net income (loss) attributable to non-controlling interest	229,073	(185,556)	(227,061)	(294,411)
Net income (loss) attributable to MGO stockholders	1,708,935	(1,388,548)	(1,659,778)	(2,217,444)
Current assets
Cash	2,176	88,271	98,466	81,677
Accounts receivable	95		39,121	101,837
Inventories			117,531	69,546
Other current assets	7,864		7,864	7,864
Prepaid royalties				147,769
Prepaid expenses			4,721
Total current assets	10,135		267,703	408,693
Current liabilities
Accounts payable			115,333	684,466
Accrued liabilities	1,529		264,534	802,251
Current portion of loan payable				138,840
Total current liabilities	1,529		$ 379,867	$ 1,625,557
Gain on transfer of licensing rights	$ (1,882,469)